SCHEDULE OF BALANCE OF LOAN BORROWED UNDER CREDIT LINES (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Line of Credit Facility [Line Items]
Aggregate outstanding principal balances	$ 514,801	$ 481,091	$ 289,425
Less: current portion	482,409	422,653	101,207
Non-current portion	32,392	58,438	188,218
Bank Loan From The Trust In P R C [Member]
Line of Credit Facility [Line Items]
Aggregate outstanding principal balances	50,554	60,049	67,438
China Construction Bank [Member]
Line of Credit Facility [Line Items]
Aggregate outstanding principal balances	345,762	276,447	143,192
Guangdong Nan Yue Bank [Member]
Line of Credit Facility [Line Items]
Aggregate outstanding principal balances	57,069	67,375
We Bank [Member]
Line of Credit Facility [Line Items]
Aggregate outstanding principal balances	$ 61,416	$ 77,220	$ 78,795